Capital structure (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Sep. 15, 2014 item	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Nov. 03, 2014	Nov. 02, 2014
Capital Structure
Total consideration for shares issued to investors | ¥					¥ 5,610,337
Shares issued as a result of exercises of share options by employees and a consultant		85,706	356,736	454,708	454,708
Tencent Holdings Limited
Capital Structure
Total consideration for shares issued to investors				$ 603,605	¥ 3,927,236
JD.com, Inc.
Capital Structure
Total consideration for shares issued to investors				$ 258,688	¥ 1,683,101
Class B ordinary shares
Capital Structure
Number of votes entitled per share | item	10
ADS
Capital Structure
ADS ratio to ordinary shares						0.20	2
Class A ordinary shares
Capital Structure
Number of votes entitled per share | item	1
Shares issued as a result of exercises of share options by employees and a consultant		85,706	356,736
Re-issuance of treasury shares as a result of exercise of share options (in shares)				454,708	454,708
Issuance of ordinary shares as a result of vesting of shares awards (in shares)		1,102,773	1,322,560	23,413	23,413
Class A ordinary shares | Tencent Holdings Limited
Capital Structure
Number of shares issued to investors				9,229,437	9,229,437
Class A ordinary shares | JD.com, Inc.
Capital Structure
Number of shares issued to investors				3,955,473	3,955,473